Note Related party transactions (Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Deposits	$ (328,000)	$ (234,000)
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Loans	0	980
Accounts receivables (Other assets)	0	10
Deposits	(1,127)	(18,808)
Total	$ (1,127)	$ (17,818)